Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 286.0	$ 279.1
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	284.5	277.7
Total defined benefit obligation of funded plans	(120.9)	(130.5)
Employee future benefit liabilities	(146.2)	(155.5)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(405.4)	(408.2)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(25.3)	(25.0)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.5	1.4
Total defined benefit obligation of funded plans	(0.9)	(1.0)
Employee future benefit liabilities	(151.6)	(145.7)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(2.4)	(2.4)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (150.7)	$ (144.7)